Accounts Payable (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable
	December 31, 2024	June 30, 2024
	(Unaudited)
Royal fees payable	$3,270,945	$3,270,945